Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets
Schedule of reconciliation of changes in intangible assets and goodwill

	2023			2022	2021
EUR’000	Software	Goodwill	Total	Software	Software
Cost
Beginning of period	662	—	662	434	—
Acquisition of businesses	—	16,919	16,919	—	—
Additions	31	—	31	228	434
Exchange differences	—	(212)	(212)
31 December	693	16,707	17,400	662	434
Accumulated depreciation
Beginning of period	243	—	243	32	—
Depreciation charge	210		210	211	32
31 December	453	—	453	243	32
Net book value	240	16,707	16,947	419	402